Document and Entity Information	Nov. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2022
Entity File Number	001-36579
Entity Registrant Name	Adverum Biotechnologies, Inc.
Entity Central Index Key	0001501756
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5258327
Entity Address, Address Line One	100 Cardinal Way
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	656-9323
Title of 12(b) Security	Common Stock
Trading Symbol	ADVM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false